Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Unpaid claims and unearned premiums	$ 4,251	$ 3,144	$ 3,004
Loss carry-forwards	16,103	16,128	15,558
Bad debts	251	164	1,297
Other	942	907	1,338
Deferred Tax Assets, Valuation Allowance	(11,318)	(11,242)	12,361
Total deferred tax assets, net of allowance	10,229	9,101	8,836
Investment securities	585	910	740
Deferred policy acquisition costs	1,585	1,280	1,027
Other	14	306	294
Total gross deferred tax liabilities	2,184	2,496	2,061
Deferred tax asset, net	$ 8,045	$ 6,605	$ 6,775